Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	Dingdong (Cayman) Limited
Entity Central Index Key	0001854545
Entity File Number	001-40533
Entity Incorporation, State or Country Code	E9
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Address, Address Line One	Building T4
Entity Address, Address Line Two	Zhangjiang Science Gate
Entity Address, Address Line Three	Lane 188 Yuren Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201210
Document Registration Statement	false
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Firm ID	1408
Auditor Location	Shanghai
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Dingdong (Cayman) Limited (the Company) as of December 31, 2024 and 2023, the related consolidated statements of comprehensive (loss)/income, changes in shareholders' equity and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control-Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (2013 framework), and our report dated April 21, 2025 expressed an unqualified opinion thereon.

Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Building T4
Entity Address, Address Line Two	Zhangjiang Science Gate
Entity Address, Address Line Three	Lane 188 Yuren Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201210
Country Region	86
City Area Code	21
Local Phone Number	6858-5011
Contact Personnel Name	Song Wang
Contact Personnel Email Address	ir@100.me
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (two American depositary shares representing three Class A ordinary share, par value US$0.000002 per share)
Trading Symbol	DDL
Security Exchange Name	NYSE
Class A Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.000002 per share
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	299,797,728
No Trading Symbol Flag	true
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	54,543,800